Revenue Recognition: - Schedule of Concentration of Risk, by Risk Factor (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Customer 1 [Member]
Schedule of Concentration of Risk, by Risk Factor [Line Items]
Concentration risk, percentage	72.00%
Customer 2 [Member]
Schedule of Concentration of Risk, by Risk Factor [Line Items]
Concentration risk, percentage		35.00%
Customer 3 [Member]
Schedule of Concentration of Risk, by Risk Factor [Line Items]
Concentration risk, percentage		19.00%
Customer 4 [Member]
Schedule of Concentration of Risk, by Risk Factor [Line Items]
Concentration risk, percentage		11.00%
Customer 5 [Member]
Schedule of Concentration of Risk, by Risk Factor [Line Items]
Concentration risk, percentage		10.00%